Note 19 - Financial Instruments (Tables)	6 Months Ended
Jun. 30, 2020
Notes Tables
Schedule of Derivative Assets and Liabilities at Fair Value [Table Text Block]
	December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-asset position	$124	$–	$124	$–
Interest rate swaps-asset position	1,229	–	1,229	–
Interest rate swaps-liability position	(830)	–	(830)	–
Total	$523	$–	$523	$–
	June 30, 2020	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Forward contracts-asset position	$134	$–	$134	$–
Interest rate swaps-liability position	(10,017)	–	(10,017)	–
Total	$(9,883)	$–	$(9,883)	$–